Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 21,510	$ 7,536
Restricted cash	0	1,000
Prepaid expenses and other	334	360
Total current assets	21,844	8,896
Property and equipment, net of accumulated depreciation of $13,072 and $13,339 as of December 31, 2012 and 2013, respectively	454	612
Other assets	3,426	2,927
Total assets	25,724	12,435
Current liabilities:
Current portion of long-term debt, net of debt discount of $157 and $52 as of December 31, 2012 and 2013, respectively	1,329	1,786
Current portion of lease liability	665	536
Accounts payable	853	644
Accrued expenses	2,366	2,170
Derivative liability	0	2,449
Warrant liability	11,425	6,178
Total current liabilities	16,638	13,763
Long-term debt and embedded derivative, net of debt discount of $7,515 and $7,814 as of December 31, 2012 and 2013, respectively	25,623	9,483
Lease liability	307	524
Other liabilities	12	8
Total liabilities	42,580	23,778
Commitments and contingencies (Note 15)
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2012 and 2013, respectively	0	0
Common stock, $0.001 par value; 750,000 shares authorized; 2,499 and 6,822 shares issued and outstanding at December 31, 2012 and 2013, respectively	7	2
Additional paid-in capital	249,237	235,828
Deficit accumulated during the development stage	(266,100)	(247,173)
Total stockholders' deficit	(16,856)	(11,343)
Total liabilities and stockholders' deficit	$ 25,724	$ 12,435